Equity	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity

27.	Equity
Share capital
At December 31, 2023, the authorized share capital of Stellantis was ninety million Euro (€90,000,000), divided into
4.5 billion (4,500,000,000) Stellantis common shares, nominal value of one Euro cent (€0.01) per share and 4.5 billion
(4,499,750,000) class A special voting shares, nominal value of one Euro cent (€0.01) per share each and two hundred and fifty thousand (250,000) class B special voting shares with a nominal value of one euro cent (€0.01) each.
At December 31, 2023, the fully paid-up share capital of Stellantis amounted to €31 million (€32 million at
December 31, 2022) and consisted of 3,165,189,336 common shares (3,213,372,229 at December 31, 2022). 388,412 issued special voting shares, of which 179,790 issued special voting shares A, of which 110,508 held in treasury (178,790 at
December 31, 2022) and 208,622 issued special voting shares B, held in treasury (208,622 at December 31, 2022). In June
2023, 69,125,544 common shares held in treasury were cancelled, following the resolution of the AGM held on April 13,
2023. All shares have a nominal value of €0.01 each.
At December 31, 2023, there were 3,023,099,039 outstanding common shares (3,144,246,685 December 31, 2022).
In accordance with IFRS 3 - Business Combinations, as applied to a reverse acquisition, the share capital of
Stellantis reflects the share capital of the legal acquirer, FCA N.V. with the difference between share capital of the legal acquirer and the accounting acquirer, PSA, being aggregated and shown as part of retained earnings and other reserves.
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2023:

	Common Shares	Special Voting Shares A	Special Voting Shares B	Total
Balance at January 1, 2023	3,144,246,685	178,692	—	3,144,425,377
Issuance of special voting shares	—	1,000	208,622	209,622
Purchase of treasury shares	(142,090,297)	(110,410)	(208,622)	(142,409,329)
Shares issued for long-term incentive plans and employee share purchase plan	20,942,651	—	—	20,942,651
Balance at December 31, 2023	3,023,099,039	69,282	—	3,023,168,321
In June 2021, one of the Company's consolidated subsidiaries, ARAMIS SAS ("Aramis") listed a portion of its shares on the Euronext Paris stock exchange. Prior to the listing, the Company held a 70 percent interest in Aramis, and as a result of the IPO, the Company’s interest has been diluted to 61 percent. As there was no loss of control as a result of the listing, the transaction has been accounted for as an equity transaction with €178 million recognized as an increase in non-
controlling interest and €121 million recognized as additional retained earnings.
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares.
Exercise of GM Warrants
As part of the acquisition of Opel/Vauxhall by Groupe PSA, on July 31, 2017, PSA issued warrants to Adam Opel
GmbH (a GM company), hereafter referred to as “GM”. The equity warrants entitled the holder to subscribe for 39,727,324 shares in Peugeot S.A. with a par value of €1 per warrant, and each warrant being eligible for one share in PSA Automobiles
S.A. (“PSA”). The warrants were exercisable between the 5th and the 9th year following issuance, meaning that the exercise window opened on July 31, 2022. On the merger date, each of the warrants issued by PSA to GM was converted into one equity warrant, each of which entitled the holder to subscribe for 1.74 Stellantis shares (same conversion ratio as for all other
PSA shares), with an exercise price equal to €1 per original warrant (€39,727,324).
On September 15, 2022, upon the exercise of the warrants above by GM we issued 69,125,544 common shares, representing approximately 2.2 percent of Stellantis’ share capital (on a diluted basis) and with a cash proceed of €40 million.
Following the agreement entered into with GM, we immediately repurchased all the shares issued with a cash disbursement of €923 million corresponding to €13.36 per share (such amount was based on the volume weighted average price of one
Stellantis common share on the regulated market of Euronext in Milan over the previous five trading days). The issuance and subsequent share buy-back have been accounted for as separate transactions within equity.
In addition, the warrant agreement noted that in case of transactions including dividends, allocation of shares to shareholders, merger or spin-off, where the date for determining the shareholders entitlement to benefit from or participate in the transaction, the warrant holders rights are protected until the delivery date. Such transactions included cash dividends payable to GM by PSA prior to the merger and paid by Stellantis since the merger, the Faurecia spin-off in 2021 and the 2021
Faurecia dividends payable. The amounts paid were previously recognized as liabilities when such dividends were declared.
The payments reduced the liability for the dividends declared in years prior to 2022 and recognized against equity for the dividends declared during 2022.
All the repurchased shares were cancelled following the resolution adopted by the shareholders at the AGM on April
13, 2023.
Share buyback program
At the AGM on April 13, 2022, the Board of Directors was authorized to acquire common shares in the capital of the Company, either through purchase on a stock exchange, through a public tender offer, an offer for exchange or otherwise, up to a maximum number of shares equal to 10 percent of the Company’s issued common shares. The authorization was for a period of 18 months from the date of the 2022 General Meeting of Shareholders. The authorization was renewed in the same terms at the AGM on April 13, 2023 for a period of 18 months from the date of the 2023 General Meeting of Shareholders and therefore up to and including October 12, 2024.
During 2022, the Company completed a share buyback transaction relating to the exercise of the General Motors
(“GM”) warrants. This related to the acquisition of Opel/Vauxhall from GM by Groupe PSA in 2017 and on the date of the merger between FCA and PSA these were converted into Stellantis equity warrants. On September 15, 2022, the warrants were exercised by GM and the Company issued 69,125,544 common shares that it immediately repurchased for a total disbursement of €923 million. All the repurchased shares were cancelled following the resolution adopted by the shareholders at the AGM on April 13, 2023.
In February 2023, the Company announced a Share Buyback Program (the “Program”), covering up to
€1,500 million (total purchase price excluding ancillary costs) to be executed in the open market with the intent to cancel the common shares acquired through the Program. The purchase price per common share will be no higher than an amount equal to 110 percent of the market price of the shares on the NYSE, Euronext Milan or Euronext Paris. The market price is calculated as the average of the highest price on each of the 5 days of trading prior to the date on which the acquisition is made, as shown in the official price list of the NYSE, Euronext Milan or Euronext Paris. The share buybacks are subject to market conditions and in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052. Following the share buyback transaction mentioned above, the remaining authorization stood at approximately 244 million shares, which was expected to be adequate to cover this Program, as well as any repurchase(s) of the 99.2 million shares currently owned by Dongfeng Corporation under the terms announced on July 15, 2022.
In March 2023, the Company entered into an agreement with an independent investment firm that makes its trading decisions concerning the timing of purchases independently of the Company. This agreement related to the first tranche of the
Program for a maximum amount of up to €500 million which started in March 2023 and ended in May 2023. Total common shares purchased under this tranche were 33,249,812 at an average price of €15.04 per share for total cash paid of
€500 million.
In June 2023, the Company entered into the second tranche of its Program with an independent investment firm for a maximum amount of up to €500 million, starting in June 2023 and to end no later than September 2023. Total common shares purchased under this tranche were 30,660,186 at an average price of €16.31 per share for total cash paid of
€500 million.
In September 2023, the Company entered into the third tranche of its Program with an independent investment firm for a maximum amount of up to €500 million, starting in September 2023 and to end no later than December 2023. Total common shares purchased under this tranche were 28,180,299 at an average price of €17.74 per share for total cash paid of
€500 million.
Dongfeng share repurchase
As part of an agreed share repurchase framework between Stellantis and Dongfeng, during November 2023, the
Company agreed to repurchase 50 million common shares for a total consideration of €934 million which represents approximately 1.6 percent of Stellantis’ share capital from Dongfeng. Per the pre-agreed terms of the share repurchase framework, pricing was set at the five-day average closing price of Stellantis shares on the Euronext Milan for the period ending immediately prior to the date on which Dongfeng submitted an offer. The purchase of Stellantis common shares by
Stellantis from Dongfeng was carried out under the authority granted by Stellantis’ general meeting of April 2023. The
Company intends to cancel these shares.
Dongfeng retained 49.2 million common shares, representing approximately 1.6 percent of Stellantis’ share capital post-cancellation.
Employee share purchase plan
During November 2023, the Company offered eligible employees the opportunity to become shareholders through a specific employee share purchase plan. Under the plan eligible employees could subscribe to Stellantis shares, at a subscription price of €14.52 corresponding to the average of the Company’s closing share price on the 20 trading days preceding the date of the decision setting the terms of the plan, less a 20 percent discount. The shares are locked up for a period from 3 to 5 years. Employees bear the risk of fluctuations in the share price relative to the subscription price. In relation to the plan a total of 4.4 million shares were subscribed. There was an increase in equity of €82 million and the total cost of the plan was €36 million.
The data used to value the equity instruments were as follows:

Dates right subscribed	From November 13 to November 30, 2023
Employee subscription price	€14.52
Equity Incentive Plans
On April 15, 2021, the AGM of Shareholders resolved to authorize, under certain conditions, the Board of Directors to issue common shares, to grant rights to subscribe for shares under the LTIP and its sub-plans, up to maximum of
100 million common shares, and to exclude pre-emptive rights of shareholders in that regard, both for a period of five years.
Furthermore, the AGM authorized the Board of Directors, for a period of 18 months from the date of the AGM, to repurchase up to a maximum of 10 percent of the Company’s common shares issued as of the date of the AGM. Pursuant to the authorization, which does not entail any obligation for the Company but is designed to provide additional flexibility, the
Board of Directors may repurchase common shares in compliance with applicable regulations, subject to certain maximum and minimum price thresholds.
Other reserves:
Other reserves comprised the following:
•legal reserves of €18,639 million at December 31, 2023 (€18,037 million at December 31, 2022) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to Stellantis;
•capital reserves of €17,980 million at December 31, 2023 (€20,119 million at December 31, 2022);
•retained earnings, after the separation of the legal reserve, of positive €24,322 million (positive €13,873 million at December 31, 2022); and
•profit attributable to owners of the parent of €18,596 million for the year ended December 31, 2023 (€16,799 million for the year ended December 31, 2022).
Other comprehensive income
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2023			2022			2021
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	(910)	245	(665)	(482)	89	(393)	149	(54)	95
Gains and losses from remeasurement of financial assets	€57	€—	€57	€3	€—	€3	€6	€—	€6
Actuarial gains and losses on defined benefit pension obligations	€(228)	€41	€(187)	€1,753	€(379)	€1,374	€2,488	€(729)	€1,759
Exchange differences on translating foreign operations	(1,927)	—	(1,927)	2,013	—	2,013	2,005	—	2,005
Share of Other comprehensive income/(loss) for equity method investees	(219)	—	(219)	(12)	—	(12)	(39)	—	(39)
Items relating to discontinued operations	—	—	—	—	—	—	—	—	—
Total Other comprehensive income/(loss)	€(3,227)	€286	€(2,941)	€3,275	€(290)	€2,985	€4,609	€(783)	€3,826
Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income
Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 20, Employee benefits liabilities).
Policies and processes for managing capital
The objectives identified by the Company for managing capital were to create value for shareholders as a whole, safeguard business continuity and support the growth of the Company. As a result, the Company endeavored to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The Company constantly monitors its net financial position in comparison with net equity and the generation of cash from its industrial activities. In order to reach these objectives, the Company continues to aim for improvement in the profitability of its operations. Furthermore, the Board of Directors may make proposals to Stellantis shareholders at a general meeting to reduce or increase share capital or, where permitted by law, to distribute reserves. The Company may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of Stellantis shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the
Company's rating.
Dividends proposed, declared and paid
On April 13, 2023, the AGM approved an ordinary dividend distribution of €1.34 per common share corresponding to a total distribution of approximately €4.2 billion, that was paid on May 4, 2023.
On February 15, 2024, the Company announced an ordinary dividend of €4.7 billion corresponding to €1.55 per share to be paid, subject to shareholder approval. The expected dates for NYSE, Euronext Milan and Euronext Paris will be as follows: (i) ex-date April 22, 2024, (ii) record date April 23, 2024, and (iii) payment date May 3, 2024.
Dividend policy
Common shares
The Company’s dividend policy contemplates an annual ordinary dividend to the holders of common shares targeting a payout ratio of 25 percent - 30 percent of the Company’s Net profit for the relevant prior financial year.
The actual level of dividend to be distributed by the Company will be determined by the Board of Directors in its sole discretion and will be subject to earnings, cash balances, commitments, strategic plans and any other factors that the
Board of Directors may deem relevant at the time of a dividend distribution, including adjustments for income or costs that are significant in nature but expected to occur infrequently.
Special voting shares
The holders of special voting shares are not entitled to any distributions. However, pursuant to article 29.4 of the
Company's articles of association, from any amount of profits not reserved by the Board of Directors, first an amount shall be allocated and added to a separate special voting shares dividend reserve for the benefit of the holders of special voting shares
(the "Special Voting Shares Dividend Reserve"). The Company has no intention to propose any distribution from the Special
Voting Shares Dividend Reserve.